Other expenses (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Other expenses
Other operating expenses	$ 604	$ 686	$ 724	$ 1,290	$ 1,144
Pre operational expenses	146	107	143	253	173
Loss of materials	26	21	0	47	34
Idle capacity and stoppage operations expenses	$ 178	$ 212	$ 202	$ 390	$ 304